Nature of Operations (Narrative) (Details) - PCB [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Cash payment to be received for sale of discontinued operations	$ 32,000
Additional cash payment to be received for sale of discontinued operations	$ 3,000